Form N-CSR
Pursuant to Rule 30b2-1 {17 CFR 270.30b2-1}


1.	Investment Company Act File Number:	811-09189

2.   	Exact name of investment company as specified in
registration statement: Zazove Convertible Securities Fund, Inc.

3.	Address of principal executive office:
	1001 Tahoe Blvd.
	Incline Village, NV 89451

4.	Name and Address of Agent for Service:
        Mark R. Ludviksen
        1001 Tahoe Blvd.
        Incline Village, NV 89451

5. Registrant's telephone number:  775.298-7500

6. Date of fiscal year end:  December 31

7. Date of reporting period:  January 1, 2015 through
                              June 30, 2015


Item 1.  Report to Stockholders

Zazove Convertible Securities Fund, Inc.
Semi-Annual Report
June 30, 2015 (UNAUDITED)


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
TABLE OF CONTENTS
                                                        Page
HISTORICAL RETURNS (UNAUDITED)                             1

FINANCIAL STATEMENTS:
  Statement of Assets and Liabilities                      2
  Schedule of Investments                                3-8
  Statement of Operations                                  9
  Statements of Changes in Net Assets                     10
  Statement of Cash Flows                                 11
  Notes to Financial Statements                        12-21


PROXY VOTING POLICIES,DIVIDEND REINVESTMENT PLAN
AND TAX INFORMATION (UNAUDITED)                           22


Zazove Convertible Securities Fund, Inc.
Relative Historical Returns
For the Period Ended June 30, 2015

[A graph illustrates the relative performance of the Fund versus the S&P 500 , Russell 2000 Index and Barclays Capital U.S. Aggregate Bond Index for the fifteen year period ended June 30, 2015. As illustrated in the graph,during this period the Fund's cumulative return was +195.00%, while the return of the S&P 500 was +89.56%, the return of the Russell 2000 Index was +195.75% and the return of the Barclays Capital U.S. Aggregate Bond Index was +120.64%.

The returns for the Zazove Convertible Securities Fund, Inc. are presented after all fees and expenses.The returns of the S&P 500 Stock Index, the Russell 2000 Stock Index and the Barclays Capital U.S. Aggregate Bond Index are presented after the reinvestment of dividends and interest. Past results are not a guarantee of future performance.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2015 (UNAUDITED)

ASSETS

Investments, at fair value
(cost $81,876,314)                                $  73,841,499
Cash and cash equivalents, at fair value
(cost $33,183)                                           33,183
Receivables:
  Interest                                              381,680
  Dividends                                              28,339
  Securities sold                                       267,760
Other assets                                              3,495

     Total assets                                    74,555,956


LIABILITIES

Payables:
  Capital shares redeemed                             1,645,634
  Securities sold short, at fair value                3,848,888
  (proceeds $4,022,161)
  Due to broker                                       1,104,478
  Transfer agency fees                                    7,125
  Custody fees                                              650
  Professional fees                                      67,500
  Due to Advisor                                         14,889

     Total liabilities                                6,689,164

NET ASSETS                                        $  67,866,792


ANALYSIS OF NET ASSETS:
  Common stock ($.01 par value; 25,000,000 shares      $ 36,781
  authorized;3,678,053 shares issued and outstanding)
  Paid-in surplus                                    70,145,906
  Accumulated net realized gains on investments
  and securities sold short                           5,936,904
  Accumulated  net investment loss                     (391,257)
  Net unrealized depreciation on investments
  and securities sold short                          (7,861,542)

NET ASSETS                                           67,866,792

NET ASSET VALUE PER SHARE
 (based on 3,678,053 shares outstanding)	         $18.45


See notes to financial statements.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2015 (UNAUDITED)


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 109%

Convertible Preferred Stock - 17%
United States - 17%


Affiliated Managers Group,Inc. 5.150%        43,160     2,608,482
   Due 10-15-37
Bunge Limited 4.875%			     20,775     2,264,059
Chesapeake Energy 5.750% (144A) (b)           1,200       846,000
Cowen Group, Inc. 5.625% (144A)(b)              940     1,051,625
Emmis Communications Corporation 6.250%      22,100       260,780
Energy XXI (Bermuda) Ltd. 5.625%              8,655       279,124
Iridium Communications 6.750%                 1,925       632,483
KeyCorporation 7.750% (d)                    11,945     1,564,795
New York Community Bancorp Trust 3.000%       1,090        55,590
   Due 11-01-51
Stanley Black & Decker, Inc. 4.750% (d)      14,700     2,125,987

Total Convertible Preferred Stock (cost $11,969,947)   11,688,925

Mandatory Convertible Preferred Stock- 2%
United States- 2%

Anadarko Petroleum
3.750% Due 06-07-18                          21,700      1,098,345

Total Mandatory Convertible Preferred Stock
(cost $1,085,000)                                        1,098,345


Convertible Bonds - 67%

Argentina- 0%
 MercadoLibre, Inc. (144A) 2.250%
  Due 07-01-19 (b)                           80,000       101,250

Canada - 1%
B2Gold Corporation (144A)3.250%
  Due 10-01-18 (b)                          735,000       657,825

China - 0%
ShengdaTech, Inc.(144A)                   1,430,000         2,681
   6.500% Due 12-15-15(a)(b)(c)

Germany-5%
Siemens AG (Reg S)                        3,000,000     3,343,500
  1.650% Due 08-16-19 (e)

Indonesia - 1%
APP Finance VI Mauritius                 12,903,000        96,773
   0.000% Due 11-18-12(a)(c)

Israel-2%
Teva Pharm (Series C) 0.250%                860,000     1,205,075
   Due 02-01-26

Norway-1%
Golden Ocean Group Limited (Reg S)           800,000      671,000
  3.070% Due 01-30-19 (e)


United States - 58%
Aegerion Pharmaceuticals(144A) 2.000%        850,000      680,531
   Due 08-15-19 (b)
Altra Holdings, Inc.                          70,000       80,369
   2.750% Due 03-01-31
Amyris, Inc. (144A) 6.500%                   730,000      511,000
   Due 05-15-19 (b)
Ashland, Inc. 6.500% 		           2,260,000    2,079,200
   Due 06-30-29
Callaway Golf Company 3.750%                 720,000      889,200
   Due 08-15-19
Carriage Services (144A) 2.750%              450,000      538,875
   Due 03-15-21 (b)
Cinedigm Corporation (144A)                  500,000      417,500
   5.500% Due 04-15-35 (b)
Colony Financial, Inc. 3.875%              1,000,000    1,008,100
   Due 01-15-21
Corenergy Infrastructure Trust             1,000,000    1,028,120
   7.000% Due 06-15-20
Cowen Group, Inc. (144A)                     380,000      496,850
   3.000% Due 03-15-19 (b)
Cyan, Inc. (144A) 8.000%                     820,000    1,995,716
   Due 12-15-19 (b)
Developers Diversified Realty Corporation  1,250,000    1,355,469
   1.750% Due 11-15-2040
Endeavor International Corporation         1,125,000        2,462
   5.500% Due 07-15-16
EnerNOC, Inc. (144A) 2.250%                1,655,000    1,227,447
   Due 08-15-19 (b)(d)
Greenbrier Companies 3.500%                  505,000      631,250
   Due 04-01-18
Healthsouth Corporation 2.000%                20,000       25,400
   Due 12-01-43
Iconix Brand Group, Inc.                     700,000      715,750
   1.500% Due 03-15-18
Intel Corporation (144A) 3.250%            1,520,000    2,314,200
   Due 08-01-39 (b)(d)
Ironwood Pharmaceuticals, Inc.(144A)         790,000      779,138
   Due 06-15-22 (b)
Isis Pharmaceuticals, Inc. (144A)            400,000      432,500
   1.000% Due 11-15-21 (b)
Johnson & Johnson                          1,965,000    2,637,423
   0.000% Due 07-28-20 (c)(d)
KCAP Financial, Inc. 8.750%                    5,000        5,206
   Due 03-15-16
KEYW Holding Corporation 2.500%           1,820,000    1,565,200
   Due 07-15-19 (d)
Laboratory Corporation of America Holdings   870,000    1,418,100
   0.000% Due 09-11-21 (c)(d)
Liberty Interactive Corporation (144A)     1,660,000    1,630,950
   1.000% Due 09-30-43 (b)
Micron Technology, Inc. 3.000%             1,340,000    1,213,538
   Due 11-15-43
Molycorp, Inc. 6.000%                      1,011,000       25,275
   Due 09-01-17
Molycorp, Inc.                               930,000       23,250
   5.500% Due 02-01-18
Monster Worldwide (144A) 3.500%              200,000      277,625
   Due 10-15-19 (b)
PDL BioPharma, Inc. 4.000%                    10,000        9,456
   Due 02-01-18
Pernix Therapeutics Holdings (144A)          530,000      476,006
   4.250% Due 04-01-21 (b)
Priceline.com 1.000%                         780,000    1,036,913
   Due 03-15-18
Rayonier Inc. 4.500%                       1,950,000    2,142,563
   Due 08-15-15 (d)
Resource Capital Corporation 8.000%       1,265,000    1,203,331
   Due 01-15-20
Royal Gold, Inc. 2.875%                       50,000       51,187
   Due 06-15-19
RTI International Metals, Inc.             1,200,000    1,235,256
   3.000% Due 12-01-15
RTI International Metals, Inc.               140,000      152,425
   1.625% Due 10-15-19
Solazyme, Inc. (144A) 6.000%                 180,000      112,050
   Due 02-01-18 (b)
Solazyme, Inc. 5.000%                        690,000      405,375
   Due 10-01-19
Spectranetics Corporation 2.625%             615,000      636,525
   Due 06-01-34
Stillwater Mining Company                  1,235,000    1,318,362
   1.750% Due 10-15-32 (d)
Synchronoss Technologies, Inc. 0.750%         20,000       22,500
   Due 08-15-19
TiVo, Inc. (144A)                          1,070,000    1,128,850
   4.000% Due 03-15-16 (b)(d)
TiVo, Inc. (144A)                            160,000      146,200
   2.000% Due 10-01-21 (b)
Trinity Industries, Inc. 3.875%              880,000    1,109,350
   Due 06-01-36
United States Steel Corporation 2.750%       500,000      553,125
   Due 04-01-19
UTI Worldwide (144A) 4.500%                  570,000      592,800
   Due 03-01-19 (b)
Vishay Intertechnology, Inc. 2.250%           25,000       18,719
   Due 05-15-41
Workday, Inc. 0.750%                         300,000      338,812
   Due 07-15-18
Zaza Energy Corporation (144A)             1,390,000      945,200
  9.000% Due 08-01-17 (b)

        Total United States                            39,640,649

Total Convertible Bonds (cost $47,345,396)             45,718,753


CORPORATE BONDS - 2%
United States - 2%
MIG,LLC Senior Secured Notes 17.5000%,      5,158,766   1,573,424
    Due 12-31-16 (a)

Total Corporate Bonds (cost $4,560,502)                 1,573,424

COMMON STOCK - 8%
Bahamas - 1%
Vedanta Resources                             162,493      664,434

China-0%
Emerald Plantation Holdings (c)              180,362       56,814

Greece - 0%
Star Bulk Carriers Corporation (c)            58,050      170,667

United States - 7%
Cumulus Media, Inc. (c)                      475,820      965,915
Direxion Daily Gold Miners Bull 3X (c)        19,000      154,090
Emmis Communication (c)                      318,000      318,000
MGM Mirage (c)                                37,681      687,678
Radio One, Inc.(Class D) (c)                 359,365    1,139,187
School Specialty, Inc. (c)                     6,777      677,531
Thompson Creek Metals Company, Inc.(C)       734,367      602,181

      Total United States                               4,544,582

      Total Common Stock (cost $9,500,416)              5,436,497


WARRANTS - 10%
United States - 10%

American International Group
   Expire 01-19-21 (c)                       20,309       562,762
Bank of America
   Expire 01-16-19 (c)                       29,860       184,236
Cyan, Inc.,
   Expire 12-15-17 (c)                        3,720     1,355,940
General Motors Corporation-
   Class B, Expire 01-10-19 (c)              80,600     1,285,570
JP Morgan Chase & Company,
   Expire 10-28-18 (c)                       18,500       472,194
Kinder Morgan Energy Partners,
   Expire 05-25-17(c)                     1,011,100     2,729,970
MIG, LLC, Expire 02-25-15 (c)                  1,076             0

      Total Warrants(cost $5,276,010)                   6,590,672

Call Options-1%
United States-1%
American Airlines Group, expire 8-21-15 (c)
                                              1,200       288,600

      Total Call Options (cost $729,516)                  288,600

Term Loans-2%
United States-2%
School Specialty, Inc. term loan          1,429,660     1,440,383
   9.500% Due 06-11-19

     Total Term Loans (cost $1,400,660)                 1,440,383

Escrows-0%
United States-0%
Sino Forest Corpotation escrow            1,180,000         5,900

     Total Other Escrows (cost $8,867)                            5,900

TOTAL INVESTMENTS (cost $81,876,314)                   73,841,499

Investment Securities Sold Short - (6%)

Common Stock - (6%)
United States- (6%)
CIENA Corporation                           (109,600)  $2,595,328
JP Morgan Chase                              (18,500)  (1,253,560)

     Total Short Stock (proceeds $4,022,161)           (3,848,888)

TOTAL INVESTMENT SECURITIES SOLD SHORT                 (3,848,888)
 (proceeds $4,022,161)

(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.
(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of June 30, 2015.

See notes to financial statements.

                                                       (concluded)



ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30,2015 (UNAUDITED)



INVESTMENT INCOME:
  Interest                                             $492,088
  Dividends                                             391,192
  Other                                                     659

      Total investment income                           883,939

EXPENSES:
   Custody Fees                                           8,354
   Director Fees                                          7,500
   Insurance expense                                      2,481
   Management fees                                      588,871
   Margin Interest                                       96,982
   Professional fees                                     31,600
   Transfer agency fees                                  50,709
   Other                                                  4,115

        Total expenses                                  790,612


NET INVESTMENT INCOME                                    93,327

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND SECURITIES SOLD SHORT:
  Net realized gain on investments                    5,802,916
  Net realized gain on securities sold short             61,262
  Net change in unrealized depreciation
  of investments                                     (8,453,813)
  Net change in unrealized appreciation
  of securities sold short                              173,273

     Net realized and unrealized loss from           (2,416,362)
     investments and securities sold short


NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                         $(2,323,035)


See notes to financial statements.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30,2015 (UNAUDITED)


NET DECREASE IN NET ASSETS
RESULTING FROM:

OPERATIONS:
Net investment income                          $93,327
Net realized gain on investments             5,864,178
   and securities sold short
Net change in unrealized appreciation       (8,280,540)
   (depreciation) of investments
   and securities sold short

Net decrease in net assets                  (2,323,035)
  resulting from operations


CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold                      325,976
Payments for shares redeemed                (3,270,041)

Net increase in net                         (2,944,065)
 assets resulting from capital
 share transactions

NET INCREASE IN NET ASSETS                  (5,267,100)

NET ASSETS - Beginning of year             $73,133,892

NET ASSETS - End of period                 $67,866,792

ACCUMULATED NET INVESTEMENT LOSS             $(391,257)



See notes to financial statements.

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
STATEMENT OF CASH FLOWS
SIX MONTHS ENDED JUNE 30,2015 (UNAUDITED)


CASH FLOWS FROM OPERATING ACTIVITIES:
  Net increase in net assets resulting from operations $(2,323,035) Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided
        by operating activities:
    Net change in unrealized depreciation                 8,280,540
        of investments and securities sold short
    Net realized gain on investments and securities      (5,864,178)
        sold short
    Net realized and unrealized loss on                           -
        foreign currency
    Amortization and accretion                              311,271
    Purchases of investment securities                  (37,305,627)
    Proceeds from sale of investment securities          48,409,254
    Purchases of securities sold short                     (108,039)
    Proceeds from sale of securities sold short           4,191,462
    Changes in assets and liabilities:
      Decrease in receivables                               141,467
      Increase in other assets                               (2,481)
      Increase in payables                                   16,821

           Net cash provided by operating activities     15,747,455

CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from shares sold                                 325,976
  Payments for shares redeemed                           (6,336,592)
  Payments on margin balance due to broker               (32,225,910)
  Advances on margin balance due to broker                22,479,300

           Net cash used in financing activities         (15,757,226)

NET DECREASE IN CASH AND CASH EQUIVALENTS                     (9,771)

CASH AND CASH EQUIVALENTS - Beginning of year                 42,954

CASH AND CASH EQUIVALENTS - End of period                    $33,183

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
  Cash paid during the period for interest                   $96,982

See notes to financial statements.


ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SIX MONTHS ENDED JUNE 30,2015 (UNAUDITED)


1.   ORGANIZATION

Zazove Convertible Securities Fund, Inc., a Maryland corporation (the "Fund") is registered under the Investment Company Act of 1940 as a diversified investment company that operates as a closed-end interval fund. The Fund's investment objective is to realize long-term growth, current income and the preservation of capital. The Fund pursues this objective primarily through investing in a portfolio of convertible securities. The convertible strategy focuses primarily on opportunities in the United States of America, although the Fund may hold foreign securities. Zazove Associates, L.L.C. is the Fund's investment advisor (the "Investment Advisor"). The Fund initially acquired its portfolio pursuant to a merger whereby Zazove Convertible Fund, L.P., a Delaware limited partnership registered under the Investment Company Act of 1940, was merged into the Fund on January 1, 1999.

2.   SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation-The Fund's financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are stated in United States dollars. The Fund is an investment company and follows accounting and reporting guidance within Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946, Financial Services-Investment Companies. The following is a summary of the significant accounting and reporting policies used in preparing the financial statements.

Use of Estimates-The preparation of financial statements requires the Fund's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments-The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the supervision of the Board of Directors. Investments are recorded at fair value.

Common stock, certain convertible preferred securities and certain derivatives that are traded on national securities exchanges are valued at the last reported sales price or, if there are no sales, at the mean between the bid and ask prices. Common stock, certain convertible preferred securities and certain derivatives traded over the counter are valued at the average of the highest current independent bid and lowest current independent offer reported upon the close of trading on that day.

Convertible bond securities, corporate bond securities, certain convertible preferred securities and certain derivatives are valued at the mid-point of independent bid and offer quotes received from dealers or brokers who make markets in such securities.

Securities for which market quotations are not available are valued at fair value as determined in good faith by the Investment
Advisor with the oversight of the Board of Directors pursuant to Board of Directors' approved procedures. In such cases, fair value is derived based on all relevant facts and circumstances including, among other things, fixed income and option pricing models and conversion value.

Cash and Cash Equivalents-Cash and cash equivalents represents cash held by the Fund's custodian.

Investment Transactions and Income-Security transactions are recorded on the trade date. Realized gains or losses from sales of securities (including securities sold short) are determined on an identified cost basis. Dividend income and expense is recognized on the ex-dividend date. Interest income and expense are recognized on the accrual basis. Bond discount is accreted and bond premium is amortized over the expected life of each applicable security using the effective interest method, as long as the collectability is not in doubt and the security is performing in accordance with its contractual terms.

Indemnifications - Under the Fund's organizational documents, the Fund is obligated to indemnify its directors, officers and Investment Advisor against certain liabilities relating to the business or activities undertaken by them on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide for general indemnification to other parties.
The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss to be remote.


3.   FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board ("FASB") Accounting
Standards Codification ("ASC") Topic 820,Fair Value Measurements
("Topic 820"),defines fair value,establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments as of June 30, 2015:

                            Level1      Level2      Level3      Total
Convertible Preferred
   Stock                $3,690,782  $7,998,143          $0  $11,688,925
Mandatory Convertible
   Preferred Stock               0   1,098,345           0    1,098,345
Convertible Bonds                0  44,770,872     947,881   45,718,753
Corporate Bonds                  0           0   1,573,424    1,573,424
Common Stock             4,715,249     721,248           0    5,436,497
Warrants                 5,234,732           0   1,355,940    6,590,672
Call Options               288,600           0           0      288,600
Term Loan                        0           0   1,440,383    1,440,383
Escrow                           0           0       5,900        5,900


Total Investments       $13,929,363 $54,588,608 $5,323,528  $73,841,499

The following table summarizes the Fund's common stock industry concentrations as of June 30, 2015

                         Level1          Level2       Level3      Total
Broadcasting & Cable $2,423,102              $0           $0  $2,423,102
Diversified Metals      602,181         664,434            0   1,266,615
 & Mining
Leisure Facilities      687,678               0            0     687,678
Misc. Transportation    170,667               0            0     170,667
Paper & Forest               0           56,814            0      56,814
 Products
Precious Metals        154,090                0            0     154,090
Retail-Specialty       677,531                0            0     677,531

Total Common Stock  $4,715,249         $721,248           $0   $5,436,497

The following table summarizes the inputs used to value the Fund's securities sold short as of June 30, 2015:

                         Level1          Level2       Level3      Total
Common Stock
  Banks-Major          $1,253,560            $0           $0   $1,253,560
  Communications
  Equipment             2,595,328             0            0    2,595,328
Total securities
sold short             $3,848,888            $0           $0   $3,848,888

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                 Convertible  Corporate       Common
                                    Bonds       Bonds          Stock
Balance as of December 31, 2014   $954,138    $1,908,743    $434,215
Realized gain/loss                       0             0           0
Net change in appreciation          (6,257)      (335,319)  (209,000)
   (depreciation)
Purchases                                0             0           0
Sales/return of capital                  0             0           0
Transfers into Level 3                   0             0           0
Transfers out of Level 3                 0             0    (225,215)

Balance as of June 30, 2015      $ 947,881    $1,573,424          $0


                                                    Term
                                  Warrants         Loans       Escrow
Balance as of December 31, 2014   $ 82,600   $ 1,428,323          $0
Realized gain                            0             0           0
Net change in appreciation         505,752        17,900       5,900
   (depreciation)
Purchases                          767,588             0           0
Sales/return of capital                  0        (5,840)          0
Transfers into Level 3                   0             0           0
Transfers out of Level 3                 0             0           0

Balance as of June 30, 2015     $1,355,940   $ 1,440,383      $5,900


The amount of total gains or losses for the six months included in net assets attributable to the change in unrealized gains or losses related to Level 3 investments still held at the reporting date are as follows:



Convertible     Corporate   Common                   Term
Bonds             Bonds      Stock      Warrants     Loan     Escrow
$(6,256)        $(335,319)      $0       $505,752   $ 17,900   $5,900


The Fund's policy is to recognize transfers between Levels at the end of the reporting period. For the six months ended June 30, 2015, there were no transfers between Levels 1, and 2.

A Level 3 common Stock was transferred to Level 2 common stock as a result of a restructure during the six months ended December 31, 2014

FASB Accounting Standards Update ("ASU") 2011-04 requires the following disclosures about fair value measurements of assets and liabilities classified as Level 3 within the fair value hierarchy: the valuation process used by the reporting entity and quantitative information about the unobservable inputs used in a fair value measurement.

The following table presents the quantitative information about the significant unobservable inputs and valuation techniques utilized to determine the fair value of the Fund's Level 3 investments as of June 30, 2015. The table includes Level 3 investments with values derived from third parties. Such investments are primarily based on broker/dealer quotes for which there is a lack of transparency as to inputs used to develop the valuations. The quantitative detail of these unobservable inputs is neither provided nor reasonably available to the Fund.


		  Fair Value at   Valuation     Unobservable  Amount/
Description       June 30, 2015   Technique     Inputs        Range

Assets:
Convertible Bonds       $2,681    Broker quote      Impact of
                                                    Industry sector
                                                    market

Convertible Bonds     $945,200    Discount to       decline and       32%
                                  asset valuation   liquidity
                                  analysis          discount
Corporate Bonds     $1,573,424    Broker quote
Warrants            $1,355,940    Broker quote
Term Loan           $1,440,383    Broker quote
Escrow                   5,900    Broker quote

The significant unobservable input used in the fair value measurement of the Fund's Level 3 convertible bonds is a discount for lack of liquidity. A significant and reasonable increase or decrease in the liquidity discount would result in a significant decrease or increase in the fair value measurement.

The valuation process of Level 3 securities follows the valuation of investments policy as disclosed in note 2.



4. DERIVATIVES AND HEDGING

The Fund follows the provisions of FASB ASC topic 815, Derivatives and Hedging ("Topic 815"),which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit risk related to contingent features in derivatives agreements.

As of and for the six months ended June 30, 2015, the Fund held warrants which are considered derivative instruments under Topic 815. Warrants are convertible at the holder's option into a fixed number of shares of the issuer's common stock upon payment of the exercise price and are treated as convertible securities by the Fund. Warrants held by the Fund were either purchased or received pursuant to a restructuring or exchange transaction. Equity price is the primary risk exposure of warrants. Net realized gain on 70,878 warrants was $616,970 and is included in net realized gain on investments on the statement of operations. Net change in unrealized depreciation on 1,236,043 warrants was $1,403,508 and is included in net change in unrealized depreciation of investments on the statement of operations. As of June 30, 2015, the Fund held 1,165,165 warrants with fair value of $6,590,672 which is included in investments on the statement of assets and liabilities.

As of an for the six months ended June 30, 2015, the fund held call options which are considered derivative instruments under Topic 815. Call options are an agreement that gives the Fund the right (but not the obligation) to buy a common stock, bond, commodity or other instrument at a specified price within a specified time period. Equity price is the primary risk exposure of call options. Net realized gain on 12,495 call options was $32,339 and is included in net realized gain on investments on the statement of operations. Net change in unrealized depreciation on 13,695 call options was $446,972 and is included in the net change in unrealized depreciation of investments on the statement of operations. As of June 30, 2015, the fund held 1,200 call options with fair value of $288,600 which is included in investments on the statement of assets and liabilities.

FASB ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"), requires entities to disclose both gross and net information for recognized derivative instruments and financial instruments that are either offset in the Statements of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities
("ASU 2013-01), clarifies that the scope of ASU 2011-11 applies to derivatives accounted for in accordance with ASC Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. As of and for the six months ended June 30, 2015, the Fund did not hold any derivative instruments that would require disclosure under ASU 2013-01.



5.   CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue up to 25,000,000 shares of common stock, $0.01 par value. Shareholders are entitled to one vote per share on all corporate issues put to vote of the shareholders, although the Fund does not contemplate holding annual meetings to elect directors or for any other purpose.

Upon approval of the Board of Directors, shares may be purchased as of the first business day of each month at the then net asset value per share. All subscription funds received after the first business day of the month will be added to the general funds of the Fund at the beginning of the following month.

On a quarterly basis, the Fund will offer to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share. Notice of the terms and conditions of each quarterly repurchase offer are sent to the shareholders in advance of the offer. On May 20, 2015, the Fund offered to repurchase shares as of June 30, 2015, which are reflected as capital shares redeemed on the statement of assets and liabilities. The Fund may impose a 2% fee on the redemption of fund shares held for less than one year. This fee is intended to compensate the Fund for expenses related to such redemption. Shares are redeemed by treating the shares first acquired by a shareholder as being redeemed prior to shares acquired by such shareholders thereafter. There were no redemption fees charged during the six months ended June 30, 2015.

Distributions from the Fund are recorded on the ex-distribution date. All ordinary and capital gain distributions are automatically reinvested in Shares at the net asset value on the ex-distribution date unless Shareholders elect in writing to receive such distributions in cash.


In the case of the termination of the Fund, distributions to the shareholders will be made in proportion to their respective share ownership after the payment of all Fund creditors.

Changes in Shares Outstanding

Shares sold                                   17,053
Shares redeemed                             (173,843)

Net decrease                                (156,790)

Shares outstanding at the
beginning of year                          3,834,843

Shares outstanding at the
end of the year                            3,678,053

6.   MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Zazove Associates, L.L.C. has been engaged as the Fund's Investment Advisor and fund accountant pursuant to the terms of an Investment Advisory Agreement. As Investment Advisor and fund accountant of the Fund, Zazove Associates, L.L.C. will receive management fees based on the following management fee schedule. Management fees are computed and paid on a monthly basis based on the net assets of the Fund as of the beginning of the month.

                                        Net Assets
                                         in Excess
                                      of $20,000,000   Net Assets
                 First $20,000,000        up to       in Excess of
 Net Assets        in Net Assets        $70,000,000    $70,000,000

Annual management
 fee rate               2.00%              1.50%          1.00%


As of June 30, 2015, certain employees and affiliates of the Investment Advisor held 8.98% of the outstanding shares of the Fund.

The Fund bears all normal direct costs and expenses of its operations including: management fees; brokerage commissions; custodian fees; transfer agency fees; legal, audit, accounting and tax preparation expenses; applicable state taxes and other operating expenses such as regulatory filing fees and costs for communications with shareholders. The Fund will not incur costs and expenses associated with the offering of shares in the Fund. The custodian fees and transfer agent fees are paid to UMB Bank, N.A.

The overall responsibility for the management and operation of the Fund is vested in the Board of Directors (the "Board"). The Board consists of four directors: Gene T. Pretti, Andrew J. Goodwin III, Jack L. Hansen, and Peter A. Lechman. Each of the three directors who are not affiliated with the Investment Advisor will receive $5,000 for their service to the Fund during 2015.

Gene T. Pretti, President, and Steven M. Kleiman, Secretary and Treasurer, are the principal officers of the Fund and are responsible for the day-to-day supervision of the business and affairs of the Fund. Steven M. Kleiman is the Fund's
Chief Compliance Officer and is responsible for administering the Fund's compliance policies and procedures. Except for certain actions requiring the approval of the shareholders or the Board of Directors, the principal officers of the Fund have the power and authority to take all actions deemed necessary and appropriate to pursue the Fund's objective.

Shareholders in the Fund will be unable to exercise any management functions. Management of the Fund is vested exclusively with the Board of Directors. There will not be any shareholder vote unless required by the Investment Company Act of 1940.

7.   INCOME TAXES


FASB ASC Topic 740, Income Taxes ("Topic 740"), provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. Topic 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Topic 740 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The Fund has not taken any tax positions that do not meet the more-likely-than-not threshold. The tax years 2011-2014 remain subject to examination by the Internal Revenue Service.

It is the Fund's policy to meet the requirements for qualification as a registered investment company as defined in Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and capital gains to the Fund's shareholders. Therefore, no provision for federal income taxes has been made.

At December 31, 2014, the Fund had no undistributed ordinary income, undistributed short term capital gains or undistributed long term capital gains for federal income tax purposes.

At June 30, 2015, the cost and related gross unrealized appreciation and depreciation for federal income tax purposes are as follows:


  Cost of investments for tax purposes           $78,509,605

  Gross tax unrealized appreciation                7,385,207
  Gross tax unrealized depreciation              (15,720,585)

  Net tax unrealized appreciation on investments  $(8,335,378)


8.   INVESTMENT TRANSACTIONS

For the six months ended June 30, 2015, the cost of purchases and proceeds from sales of investments (excluding short-term investments) were $37,642,921 and $52,857,396, respectively. There were no purchases or sales of long-term U.S. government securities.

9.   OFF-BALANCE-SHEET AND CONCENTRATION OF RISKS

The Fund may engage in the short sale of securities. Securities sold short represent obligations of the Fund that result in off-balance-sheet risk as the ultimate obligation may exceed the amount shown in the accompanying financial statements due to increases in the market values of these securities. These short positions are generally hedged positions against portfolio holdings and, as a result, any increase in the Fund's obligation related to these short positions will generally be offset by gains in the related long positions.

At June 30,2015, the Fund's investments by industry concentrations (as a percentage of net assets) were as follows:

Real Estate              	       9.9%
Healthcare Equipment & Supplies	       6.9%
Conglomerates	                       6.6%
Diversified Financials	               6.4%
Broadcasting & Cable	               5.8%
Software - Applications & Systems      5.8%
Retail - Specialty	               5.5%
Pharmaceuticals	                       5.3%
Semiconductors	                       5.2%
Natural Gas Diversified	               4.0%
Diversified Metals & Mining	       4.0%
Foods	                               3.3%
Precious Metals	                       3.2%
Household Durables	               3.1%
Chemicals	                       3.1%
Misc. Transportation	               3.0%
Misc. Energy	                       2.4%
Misc. Media	                       2.3%
Banks - Regional	               2.3%
IT Services	                       2.0%
Internet Software & Services	       1.9%
Autos	                               1.9%
Misc. Utilities	                       1.8%
Oil & Gas Products	               1.8%
Leisure Products	               1.3%
Oil - Integrated	               1.3%
Textiles & Apparel	               1.1%
Leisure Facilities	               1.0%
Misc. Telecommunications	       0.9%
Health Services	                       0.8%
Insurance - Multiline	               0.8%
Steel	                               0.8%
Oil Services	                       0.8%
Banks - Major	                       0.7%
Consumer Services	               0.6%
Airlines	                       0.4%
Paper & Forest Products	               0.2%
e-Commerce	                       0.1%
Machinery	                       0.1%
Savings & Loan	                       0.1%
Electronic Equipment & Instruments     0.0%
Biotechnology	                       0.0%
Integrated Telecom Services	       0.0%
Misc. Financial	                       0.0%
Banks - Major	                      -1.8%
Communications Equipment	      -3.8%


Since the Fund does not clear its own investment transactions, it has established an account with a third-party custodian (UMB
Bank, N.A.) for this purpose. In addition, the Fund has established an account with a brokerage firm (Citigroup) for the purpose of purchasing securities on margin. At June 30, 2015, the Fund owed the brokerage firm $1,104,478 for securities purchased on margin (reflected as due to broker in the statement of assets and liabilities). The Fund has pledged sufficient securities as collateral for the margin account held by the custodian. As the valuation of such securities fluctuates, the Fund may be required to pledge additional securities as collateral. The Fund pays interest on any margin balance, which is calculated as the daily margin account balance times the broker's margin interest rate. Interest is charged on payable balances at a rate equal to the Federal Funds rate (0.13% at June 30, 2015) plus 300 basis points. For the six months ended June 30, 2015, margin interest expense was $274,779 as shown on the statement of operations. For the six months ended June 30, 2015, the average margin balance and interest rate were $5,101,402 and 3.52%, respectively.


10.   SUBSEQUENT EVENTS

In accordance with FASB ASC Topic 855, Subsequent Events, management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued.

Management has determined that there are no material events that would require disclosure in the Fund's financial statements.

AZOVE CONVERTIBLE SECURITIES FUND, INC.

DIRECTORS                      Andrew  J. Goodwin, III
                               Jack L. Hansen
                               Peter A. Lechman
                               Gene T. Pretti

OFFICERS                       Gene T. Pretti
                               Steven M. Kleiman

INVESTMENT ADVISOR             Zazove Associates, LLC
                               1001 Tahoe Blvd.
                               Incline Village, NV  89451

CUSTODIAN                      UMB Bank N.A.
                               928 Grand Avenue
                               Kansas City, MO  64106

INDEPENDENT REGISTERED         Deloitte & Touche LLP
PUBLIC ACCOUNTING FIRM         111 South Wacker Drive
                               Chicago, IL  60606

DIVIDEND-DISBURSING            UMB Fund Services, Inc.
AND TRANSFER AGENT             235 West Galena Street
                               Milwaukee, WI  53212

Item 2:	Code of Ethics
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 3:  Audit Committee Financial Expert
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 4:  Principal Accountant Fees and Services
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 5:  Audit Committee of Listed Registrants
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 6: Schedule of Investments. This information is included in the Report to Shareholders in Item 1.

Item 7:	Disclosure of Proxy Voting Policies and
Procedures for Closed-End Management Investment Companies.
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 8: Portfolio Managers of Closed-End Investment Companies.
Information required by this Item is only required in an Annual
Report on this Form N-CSR.

Item 9: Purchases of Equity Securities by Closed-End
Management Investment Company and Affiliated Purchasers.

Month Ending  Total No.   Avg. Price  Total No.    Maximum No.
              Shares      Paid Per    Of Shares    (or approximate
              Purchased   Shares      Purchased    value) of shares
                                      As Part of   that May Yet Be
                                      Publicly     Purchased Under
                                      Announced    the Plans or
                                      Plans or     Programs
                                      Programs

January        -0-                     *             *

February       -0-

March        84,649	  $19.19      *             *

April          -0-

May            -0-

June         89,194       $18.45        *             *

* On a quarterly basis, it is a basic policy of the Fund to offer to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share. Notice of the terms and conditions of each quarterly repurchase offer are sent to the shareholders in advance of the offer. The Fund may impose a 2% fee on the redemption of fund shares held for less than one year.
This fee is intended to compensate the Fund for expenses related to such redemption. Shares are redeemed by treating the shares first acquired by a shareholder as being redeemed prior to shares acquired by such shareholders thereafter.
There were no redemption fees imposed during the period. It is a basic policy of the Fund to offer on a quarterly basis to repurchase no less than 5% and no more than 25% of the Fund's outstanding shares at the then net asset value per share.
A Shareholder who desires to have Shares redeemed at the close of a calendar quarter must submit a written request by the 17th day of March, June, September or December, as applicable (or the next business day if such day is not a business day). Each such day is referred to as a "Repurchase Request Deadline." The Fund will send a notice to each Shareholder no less than twenty-one and no more than forty-two days before each Repurchase Request Deadline with the details regarding the repurchase offer. If the number of Shares requested by the Shareholders for repurchase exceeds the number of Shares in the repurchase offer, then the Fund may repurchase an additional two percent of the outstanding Shares. If there is still an excess, the Fund will repurchase Shares on a pro rata basis. The Fund has adopted written procedures reasonably designed to ensure that the Fund's portfolio is sufficiently liquid to enable the Fund to fulfill the repurchase requests. The Fund has the right, under certain circumstances, to force the redemption of all or a portion of the Shares held by a Shareholder. The Fund may impose a 2% fee on the repurchase of Shares held for less than one year, which fee is intended to compensate the Fund for expenses related to such redemption. Shares are deemed repurchased by treating the Shares first acquired by a Shareholder as being repurchased prior to Shares acquired by such Shareholder thereafter.


Item 10:  Submission of Matters to a Vote of Security Holders.
No material change.

Item 11: Controls and Procedures
a) Registrant's principal executive officer and principal financial officer have evaluated Registrant's disclosure controls and Procedures within 90 days of this filing and have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c)) were effective as of that date, in ensuring that the information required to be disclosed by Registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis. Registrant's principal executive officer and principal financial officer concluded that such procedures did not have any significant deficiencies or material weaknesses that require corrective action.

b) There were no changes in Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, Registrant's internal control over financial reporting.

Item 12:  Exhibits
(a)(1) Not applicable.

(a)(2) The certification required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) of each principal executive officer of Registrant is attached.

(a)(3) Not applicable.

(b) No applicable.